Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2023 and 2022:

	Three months ended		Six months ended
	June 30, 2022	June 30, 2023	June 30, 2022	June 30, 2023
	(in thousands)		(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(18)	$(17)	$(36)	$(17)
Ocean Yield Malta Limited	(370)	(774)	(654)	(1,589)
Ultranav Business Support ApS	(54)	(32)	(303)	(108)
Naviera Ultranav Limitada	—	—	(15)	—
Norton Lilly International Inc	(130)	—	(130)	—
Total	$(572)	$(823)	$(1,138)	$(1,714)

The following table sets out the balances due from related parties as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Due from Related Parties
Luna Pool Agency Limited	$12,334	$19,497
Unigas Pool	4,009	7,551
Dan Unity	20	63
Total	$16,363	$27,111

The following table sets out the balances due to related parties as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Due to Related Parties
Ocean Yield Malta Limited	$48,684	$46,111
Naviera Ultranav Dos Limitada	51	9
Total	$48,735	$46,120
As of June 30, 2023, Naviera Ultranav Dos Limitada is a 28.4% shareholder and was one of our principal shareholders. They may exert considerable influence on the outcome of matters on which our shareholders are entitled to vote, including the election of our directors to our board of directors and other significant corporate actions.

Ultranav Business Support ApS: On August 4, 2021, in connection with the Company’s acquisition of the fleet and businesses of Othello Shipping Company S.A. and Ultragas ApS from Naviera Ultranav Limitada, we entered into a Transitional Services Agreement (“TSA”) with Ultranav Business Support ApS (“UBS”) to provide back office services, such as accounting and payroll, IT, treasury, financial controlling, tax and compliance, communications and CSR, HR, administrative and branding. The company pays UBS a fee for services provided of $17,597 per month.